Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2016
Changes in Goodwill by Reportable Segment

Changes in goodwill by reportable segment for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2013
Goodwill	¥754	¥282	¥19,329	¥11,751	¥15,424	¥79,085	¥126,625
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,329	11,712	15,424	79,085	126,329
Acquired	550	0	0	14,388	0	169,307	184,245
Impairment	0	0	0	0	0	0	0
Other (net) *	0	0	(29)	111	0	25,251	25,333

Balance at March 31, 2014
Goodwill	1,304	282	19,300	26,250	15,424	273,643	336,203
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	1,047	282	19,300	26,211	15,424	273,643	335,907
Acquired	53,741	0	0	17,967	0	12,043	83,751
Impairment	(550)	0	(8,708)	0	0	(587)	(9,845)
Other (net)*	0	0	(97)	(376)	0	(36,725)	(37,198)

Balance at March 31, 2015
Goodwill	55,045	282	19,203	43,841	15,424	248,961	382,756
Accumulated impairment losses	(807)	0	(8,708)	(39)	0	(587)	(10,141)

	54,238	282	10,495	43,802	15,424	248,374	372,615
Acquired	1,158	0	0	29,365	0	3,796	34,319
Impairment	(30)	0	0	0	0	0	(30)
Other (net)*	0	0	0	(6,260)	0	(68,491)	(74,751)

Balance at March 31, 2016
Goodwill	56,203	282	19,203	66,946	15,424	184,266	342,324
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(587)	(10,171)

	¥55,366	¥282	¥10,495	¥66,907	¥15,424	¥183,679	¥332,153

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥39,694 million during fiscal 2015 due to the partial sale of shares of STX Energy, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate. In the Overseas Business segment, there was a decrease of ¥57,153 million during fiscal 2016 due to the partial sale of shares of Houlihan Lokey, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.

Other Intangible Assets

Other intangible assets at March 31, 2015 and 2016 consist of the following:

	Millions of yen
	2015	2016
Intangible assets that have indefinite useful lives:
Trade names	¥99,395	¥75,860
Asset management contracts	153,778	150,686
Others	2,812	3,906

	255,985	230,452

Intangible assets subject to amortization:
Software	99,342	94,898
Customer relationships	126,201	125,081
Others	33,071	32,388

	258,614	252,367
Accumulated amortization	(89,587)	(96,485)

Net	169,027	155,882

	¥425,012	¥386,334